Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2014
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

Voya Small Cap Opportunities Fund (“Fund”)

Supplement dated October 16, 2014

to the Fund’s Class R6 Prospectus

dated September 30, 2014 (“Prospectus”)

Effective immediately, the Fund’s Prospectus is revised as follows:

a.              The second paragraph of the section entitled “Principal Investment Strategies” in the summary section of the Fund’s Prospectus is hereby deleted and replaced with the following:

The Fund normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. Capitalization of companies in the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of June 30, 2014, ranged from $136 million to $4.5 billion.

b.              The table and accompanying footnotes of the subsection entitled “Performance Information — Average Annual Total Returns” in the summary section of the Fund’s Prospectus is hereby deleted and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2013)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	29.54	21.08	9.49	N/A	06/05/95
After tax on distributions	%	27.58	20.64	9.29	N/A	—
After tax on distributions with sale	%	17.69	17.22	8.36	N/A	—
Russell 2000® Growth Index(1)%		43.30	22.58	9.41	N/A	—
Russell 2000® Index(1)%		38.82	20.08	9.07	N/A	—

(1)   The index returns do not reflect deductions for fees, expenses, or taxes.

Voya SmallCap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vet_SupplementTextBlock

VOYA EQUITY TRUST

Voya Small Cap Opportunities Fund (“Fund”)

Supplement dated October 16, 2014

to the Fund’s Class R6 Prospectus

dated September 30, 2014 (“Prospectus”)

Effective immediately, the Fund’s Prospectus is revised as follows:

a.              The second paragraph of the section entitled “Principal Investment Strategies” in the summary section of the Fund’s Prospectus is hereby deleted and replaced with the following:

The Fund normally invests in companies that the sub-adviser (“Sub-Adviser”) believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The Russell 2000® Growth Index is an index that measures the performance of small growth companies. Capitalization of companies in the Russell 2000® Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000® Growth Index as of June 30, 2014, ranged from $136 million to $4.5 billion.

b.              The table and accompanying footnotes of the subsection entitled “Performance Information — Average Annual Total Returns” in the summary section of the Fund’s Prospectus is hereby deleted and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2013)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	29.54	21.08	9.49	N/A	06/05/95
After tax on distributions	%	27.58	20.64	9.29	N/A	—
After tax on distributions with sale	%	17.69	17.22	8.36	N/A	—
Russell 2000® Growth Index(1)%		43.30	22.58	9.41	N/A	—
Russell 2000® Index(1)%		38.82	20.08	9.07	N/A	—

(1)   The index returns do not reflect deductions for fees, expenses, or taxes.